Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Loans, net of allowance for loan losses of $38,539 and $28,726, respectively	$ 2,282,766,000	$ 2,057,175,000
Available-for-sale securities, at market (amortized cost $570,842 and $420,207, respectively)	580,543,000	421,145,000
Loans held for sale	19,474,000	18,179,000
Interest bearing deposits	304,750,000	126,827,000
Federal funds sold	675,000	20,000,000
Restricted equity securities, at cost	5,089,000	4,680,000
Total earning assets	3,193,297,000	2,648,006,000
Cash and due from banks	33,431,000	12,943,000
Premises and equipment, net	58,202,000	60,295,000
Accrued interest receivable	7,516,000	5,945,000
Deferred income taxes	7,089,000	6,136,000
Other real estate	0	697,000
Bank owned life insurance	35,197,000	31,762,000
Goodwill	4,805,000	4,805,000
Other assets	30,067,000	23,620,000
Total assets	3,369,604,000	2,794,209,000
LIABILITIES AND STOCKHOLDERS’ EQUITY
Deposits	2,960,595,000	2,417,605,000
Federal Home Loan Bank advances	3,638,000	23,613,000
Accrued interest and other liabilities	25,250,000	16,007,000
Total liabilities	2,989,483,000	2,457,225,000
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 10,993,404 and 10,792,999 shares issued and outstanding, respectively	21,987,000	21,586,000
Additional paid-in capital	93,034,000	82,249,000
Retained earnings	257,935,000	232,456,000
Net unrealized gains on available-for-sale securities, net of taxes of $2,536 and $245, respectively	7,165,000	693,000
Total stockholders’ equity	380,121,000	336,984,000
COMMITMENTS AND CONTINGENCIES
Total liabilities and stockholders’ equity	$ 3,369,604,000	$ 2,794,209,000